Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements
Note 24. Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2012 and 2011 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2012	2011
ASSETS
Cash	$178	$178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	37,209	34,445
Other assets	711	1,009

Total Assets	$38,800	$36,334

LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	$1,028	$680
Other short term borrowings	103	97
Long Term Debt	3,447	3,545
Capital securities	3,750	3,750
Total Liabilities	8,328	8,072

STOCKHOLDERS' EQUITY	30,472	28,262

Total Liabilities and Stockholders' Equity	$38,800	$36,334

CONDENSED STATEMENTS OF INCOME
	2012	2011

Dividends from subsidiary	$-	$-
Interest and dividend income	59	55
Other income	-	-
Interest expense	(604)	(634)
Operating expense	(9)	(11)
	(554)	(590)

Income tax benefit	189	201
Equity in undistributed earnings (loss) of subsidiary	2,387	(6,128)

Net income (Loss)	$2,022	$(6,517)

CONDENSED STATEMENTS OF CASH FLOWS
	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (Loss)	$2,022	$(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(2,387)	6,128
Increase in other assets	104	(822)
Increase (decrease) in other liabilities	348	347

Net cash used in operating activities	92	(859)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	6	(277)
Increase in Long Term Debt	(98)	(926)

Net cash (used in) provided by financing activities	(92)	(1,203)

Net increase (decrease) in cash and cash equivalents	-	(2,062)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	2,240

CASH AND CASH EQUIVALENTS AT END OF YEAR	$178	$178